Client Concenrations - Schedule of Accounts Receivable Concentrations by Customer (Details) - As Previously Reported [Member] - Customer Concentration Risk [Member] - Accounts Receivable [Member]	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Customer A [Member]
Concentration Risk [Line Items]
Accounts Receivable Concentration, Percentage	21.00%	21.00%
Customer B [Member]
Concentration Risk [Line Items]
Accounts Receivable Concentration, Percentage	24.00%	23.00%
Customer C [Member]
Concentration Risk [Line Items]
Accounts Receivable Concentration, Percentage	22.00%	20.00%
Customer D [Member]
Concentration Risk [Line Items]
Accounts Receivable Concentration, Percentage	10.00%	27.00%
Total Customers [Member]
Concentration Risk [Line Items]
Accounts Receivable Concentration, Percentage	77.00%	90.00%